Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

As a general practice, our Board of Directors and the Compensation Committee do not time equity awards to the disclosure of material non-public information.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false